Fair Value of Financial Instruments - Summary of Cash Equivalents and Investment Securities Measured at Fair Value on Recurring Basis (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Investment securities	$ 2,740	$ 17,929
Fair Value, Measurements, Nonrecurring [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Cash equivalents	3,517	15,799
Investment securities	2,740	17,929
Fair Value Determined Under Level 1 [Member] | Fair Value, Measurements, Nonrecurring [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Cash equivalents	3,517	15,799
Fair Value Determined Under Level 2 [Member] | Fair Value, Measurements, Nonrecurring [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Investment securities	$ 2,740	$ 17,929